Principal Exchange-Traded Funds
Supplement dated April 30, 2025
to the Prospectus dated November 1, 2024 and
Statement of Additional Information dated November 1, 2024,
as Amended and Restated March 24, 2025
This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.

Effective April 30, 2025, Chris Ibach will no longer be listed as a Portfolio Manager for Principal Quality ETF, Principal U.S. Mega-Cap ETF, Principal U.S. Small-Cap ETF, and Principal Value ETF. As such, on April 30, 2025, delete all references to Chris Ibach from the Prospectus and Statement of Additional Information.

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